UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     (212) 622-7849

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $2,502,895 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    19366   870000 SH       Other                  870000        0        0
ADVANCED MEDICAL OPTICS INC    CALL             00763M908    20309   513500 SH  CALL Other                  513500        0        0
AMERICAN TOWER CORP            CL A             029912201    98550  2700000 SH       Other                 2700000        0        0
APOLLO GROUP INC               CL A             037604105    17234   350000 SH       Other                  350000        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    40480  2000000 SH       Other                 2000000        0        0
BEST BUY INC                   COM              086516101    80340  1500000 SH       Other                 1500000        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   136950  3088624 SH       Other                 3088624        0        0
CADBURY SCHWEPPES PLC          ADR              127209302     8140   190322 SH       Other                  190322        0        0
CANADIAN NAT RES LTD           COM              136385101   100276  2200000 SH       Other                 2200000        0        0
CANADIAN NAT RES LTD           PUT              136385951    18232   400000 SH  PUT  Other                  400000        0        0
CBOT HLDGS INC                 CL A             14984K106    13287   110000 SH       Other                  110000        0        0
COMMERCE BANCORP INC NJ        CALL             200519906    24229   660000 SH  CALL Other                  660000        0        0
DICKS SPORTING GOODS INC       COM              253393102    54624  1200000 SH       Other                 1200000        0        0
DUKE ENERGY CORP NEW           COM              26441C105    33975  1125000 SH       Other                 1125000        0        0
INDYMAC BANCORP INC            CALL             456607900    16258   395000 SH  CALL Other                  395000        0        0
INTERCONTINENTALEXCHANGE INC   PUT              45865V950    18768   250000 SH  PUT  Other                  250000        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100   137362  1829780 SH       Other                 1829780        0        0
ISHARES TR                     PUT              464287954    48385   500000 SH  PUT  Other                  500000        0        0
LAMAR ADVERTISING CO           CL A             512815101   160929  3013080 SH       Other                 3013080        0        0
LANDSTAR SYS INC               COM              515098101    76860  1800000 SH       Other                 1800000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    25740  1000000 SH       Other                 1000000        0        0
MASTERCARD INC                 COM              57636Q104    98842  1405000 SH       Other                 1405000        0        0
MONSANTO CO NEW                COM              61166W101    42309   900000 SH       Other                  900000        0        0
NII HLDGS INC                  CL B NEW         62913F201    80808  1300000 SH       Other                 1300000        0        0
PENN NATL GAMING INC           COM              707569109    80344  2200000 SH       Other                 2200000        0        0
RESEARCH IN MOTION LTD         COM              760975102    41060   400000 SH       Other                  400000        0        0
SPDR TR                        PUT              78462F953   774706  5800000 SH  PUT  Other                 5800000        0        0
TIM HORTONS INC                COM              88706M103    42080  1600000 SH       Other                 1600000        0        0
WAL MART STORES INC            COM              931142103   128003  2595365 SH       Other                 2595365        0        0
WILLIAMS COS INC DEL           COM              969457100    64449  2700000 SH       Other                 2700000        0        0